PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 92.8%
Common Stocks
Argentina 8.0%
Globant SA*	16,630	$3,192,960
MercadoLibre, Inc.*	5,912	10,520,463
		13,713,423
Brazil 2.7%
Magazine Luiza SA	1,000,752	4,594,599
China 47.3%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	321,167	3,914,962
BeiGene Ltd., ADR*	5,259	1,682,880
Bilibili, Inc., ADR*	70,357	8,012,959
Burning Rock Biotech Ltd., ADR*	52,950	1,597,501
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	105,716	5,790,861
Genetron Holdings Ltd., ADR*	99,785	2,300,044
Glodon Co. Ltd. (Class A Stock)	276,229	3,551,153
Hangzhou Tigermed Consulting Co. Ltd. (Class H Stock), 144A*	140,504	3,099,571
Hygeia Healthcare Holdings Co. Ltd., 144A*	236,367	1,825,233
Innovent Biologics, Inc., 144A*	274,311	3,127,436
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	138,426	2,224,259
Kuaishou Technology (Class B Stock), 144A*	7,000	103,827
Li Ning Co. Ltd.	579,379	3,633,543
Meituan (Class B Stock)*	89,239	4,082,376
Silergy Corp.	48,000	4,479,005
Tencent Holdings Ltd.	65,415	5,759,831
Weimob, Inc., 144A*(a)	1,827,752	5,261,770
Wuliangye Yibin Co. Ltd. (Class A Stock)	92,805	4,176,277
WuXi AppTec Co. Ltd. (Class H Stock), 144A	166,743	3,986,378
Wuxi Biologics Cayman, Inc., 144A*	538,541	7,582,312
Zai Lab Ltd., ADR*	27,931	4,470,915
		80,663,093
India 13.8%
Ashok Leyland Ltd.	3,304,454	5,013,443
Asian Paints Ltd.	86,460	2,854,082
Divi’s Laboratories Ltd.	52,005	2,405,172
HDFC Bank Ltd., ADR*	55,886	4,029,381
Hindustan Unilever Ltd.	91,786	2,847,551
MakeMyTrip Ltd.*	119,806	3,418,065
Titan Co. Ltd.	151,564	2,945,052
		23,512,746

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Poland 1.3%
Dino Polska SA, 144A*			31,642	$2,230,960
South Korea 7.1%
Kakao Corp.*			6,890	2,706,022
NAVER Corp.			9,286	2,831,304
Samsung SDI Co. Ltd.			10,059	6,576,352
				12,113,678
Taiwan 11.4%
MediaTek, Inc.			88,000	2,749,191
Sea Ltd., ADR*			51,943	11,256,567
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			44,534	5,411,772
				19,417,530
Thailand 1.2%
Minor International PCL*			2,551,435	2,106,921

Total Long-Term Investments (cost $117,982,383)				158,352,950
Short-Term Investments 13.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	17,771,371	17,771,371
PGIM Institutional Money Market Fund (cost $5,115,280; includes $5,114,988 of cash collateral for securities on loan)(b)(wa)	5,117,610	5,115,563

Total Short-Term Investments (cost $22,886,651)				22,886,934

TOTAL INVESTMENTS 106.2% (cost $140,869,034)				181,239,884
Liabilities in excess of other assets (6.2)%				(10,553,294)

Net Assets 100.0%				$170,686,590

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,000,742; cash collateral of $5,114,988 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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